Feb. 28, 2025
Capital Group Ultra Short Income ETF | Capital Group Ultra Short Income ETF
Investment objective
The fund’s investment objective is to provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.18%
Other expenses[2]	0.00
Total annual fund operating expenses	0.18

[1] The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

[2] Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$18	$58	$102	$230

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from June 25, 2024, when the fund commenced investment operations, to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The fund will invest at least 80% of its assets in bonds and other debt securities that accrue income, which may be represented by derivatives. Under normal circumstances, the fund will invest primarily in investment grade, U.S. dollar denominated short-term debt, including: high-quality, short-term money market instruments such as commercial paper and certificates of deposit; U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government; corporate securities; and asset-backed securities. The fund may invest substantially in debt securities that are tied economically to countries outside the United States, including securities issued by foreign corporations or foreign governments and their agencies and instrumentalities.

The fund will invest primarily in investment-grade debt with a minimum short-term rating of P-2, A-2 or F2 or better, or a minimum long-term rating of BBB- or Baa3, in each case given by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund seeks to maintain an average portfolio duration of one year or less. However, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. In addition, under normal market conditions, the fund seeks to maintain a dollar-weighted average effective maturity of two years or less.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case. In addition, under normal market conditions, the fund will invest more than 25% of its assets in securities issued by companies in the financials group of industries. However, the fund may invest 25% of its assets or less in such industries as a temporary defensive measure.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results
Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.